Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Of Financial Instruments [Abstract]
Financial Instruments Carrying Amounts And Estimated Fair Value [Table Text Block]
	December 31, 2011		December 31, 2010
		Estimated Fair		Estimated Fair
	Carrying Value	Value	Carrying Value	Value
Assets:
Fixed maturity securities	$16,200,950	$16,200,950	$14,304,597	$14,304,597
Mortgage loans on real estate	991,731	1,081,924	885,811	933,513
Policy loans	1,260,400	1,260,400	1,228,418	1,228,418
Funds withheld at interest	5,410,424	6,041,984	5,421,952	5,838,064
Short-term investments	88,566	88,566	118,387	118,387
Other invested assets	963,626	966,237	683,307	681,242
Cash and cash equivalents	962,870	962,870	463,661	463,661
Accrued investment income	144,334	144,334	127,874	127,874
Reinsurance ceded receivables	3,643	1,248	95,557	91,893
Liabilities:
Interest-sensitive contract liabilities	$6,203,001	$6,307,779	$5,856,945	$5,866,088
Long-term and short-term debt	1,414,688	1,462,329	1,216,410	1,226,517
Collateral finance facility	652,032	390,900	850,039	514,250
Company-obligated mandatorily
redeemable preferred securities	--	--	159,421	221,341

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
December 31, 2011:		Fair Value Measurements Using:
	Total	Level 1	Level 2	Level 3
Assets:
Fixed maturity securities – available-for-sale:
Corporate securities	$7,461,106	$76,097	$6,410,840	$974,169
Canadian and Canadian provincial governments	3,869,933	--	3,869,933	--
Residential mortgage-backed securities	1,227,234	--	1,145,579	81,655
Asset-backed securities	401,991	--	208,499	193,492
Commercial mortgage-backed securities	1,242,219	--	1,126,243	115,976
U.S. government and agencies securities	374,002	300,514	73,488	--
State and political subdivision securities	205,386	12,894	182,119	10,373
Other foreign government, supranational and foreign
government-sponsored enterprises	1,419,079	223,440	1,195,639	--
Total fixed maturity securities – available-for-sale	16,200,950	612,945	14,212,340	1,375,665
Funds withheld at interest – embedded derivatives	(361,456)	--	--	(361,456)
Cash equivalents	563,895	563,895	--	--
Short-term investments	46,671	37,155	9,516	--
Other invested assets:
Non-redeemable preferred stock	78,183	58,906	19,277	--
Other equity securities	35,717	5,308	18,920	11,489
Derivatives:
Interest rate swaps	168,484	--	168,484	--
Foreign currency forwards	4,560	--	4,560	--
CPI swaps	766	--	766	--
Credit default swaps	(4,003)	--	(4,003)	--
Equity options	87,243	--	87,243	--
Collateral	32,622	27,052	5,570	--
Total other invested assets	403,572	91,266	300,817	11,489
Reinsurance ceded receivable – embedded derivatives	4,945	--	--	4,945
Total	$16,858,577	$1,305,261	$14,522,673	$1,030,643

Liabilities:
Interest sensitive contract liabilities – embedded derivatives	$1,028,241	$--	$--	$1,028,241
Other liabilities:
Derivatives:
Interest rate swaps	3,171	--	3,171	--
Credit default swaps	5,633	--	5,633	--
Equity options	(2,864)	--	(2,864)	--
Foreign currency swaps	23,710	--	23,710	--
Total	$1,057,891	$--	$29,650	$1,028,241

December 31, 2010:		Fair Value Measurements Using:
	Total	Level 1	Level 2	Level 3
Assets:
Fixed maturity securities – available-for-sale:
Corporate securities	$6,710,443	$15,089	$5,823,175	$872,179
Canadian and Canadian provincial governments	3,057,567	--	3,057,567	--
Residential mortgage-backed securities	1,473,077	--	1,289,786	183,291
Asset-backed securities	391,209	--	162,651	228,558
Commercial mortgage-backed securities	1,337,853	--	1,190,297	147,556
U.S. government and agencies securities	206,216	166,861	39,355	--
State and political subdivision securities	164,460	6,865	150,612	6,983
Other foreign government, supranational and foreign
government-sponsored enterprises	963,772	5,130	951,906	6,736
Total fixed maturity securities – available-for-sale	14,304,597	193,945	12,665,349	1,445,303
Funds withheld at interest – embedded derivatives	(274,220)	--	--	(274,220)
Cash equivalents(1)	253,746	253,746	--	--
Short-term investments	7,310	5,257	2,053	--
Other invested assets:
Non-redeemable preferred stock	99,550	72,393	26,737	420
Other equity securities	40,661	5,126	19,119	16,416
Derivatives:
Interest rate swaps	20,042	--	20,042	--
Foreign currency forwards	5,924	--	5,924	--
CPI swaps	1,491	--	1,491	--
Credit default swaps	2,429	--	2,429	--
Equity options	5,043	--	5,043	--
Collateral	48,223	48,223	--	--
Total other invested assets	223,363	125,742	80,785	16,836
Reinsurance ceded receivable – embedded derivatives	75,431	--	--	75,431
Total	$14,590,227	$578,690	$12,748,187	$1,263,350

Liabilities:
Interest sensitive contract liabilities – embedded derivatives	$721,485	$--	$--	$721,485
Other liabilities:
Derivatives:(2)
Interest rate swaps	18,850	--	18,850	--
Credit default swaps	131	--	131	--
Foreign currency swaps	45,749	--	45,749	--
Total	$786,215	$--	$64,730	$721,485

(1)	Information as of December 31, 2010 was recast to reflect the disclosure of fair value information for certain cash equivalents during 2011.
(2)	Balances have been adjusted due to typographical errors in the 2010 Annual Report on Form 10-K.

Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Table Text Block]
For the year ended December 31, 2011:	Fixed maturity securities - available-for-sale
		Residential		Commercial
	Corporate	mortgage-backed	Asset-backed	mortgage-backed
	securities	securities	securities	securities
Balance January 1, 2011	$872,336	$183,291	$228,558	$147,556
Total gains/losses (realized/unrealized)
Included in earnings, net:
Investment income, net of related expenses	218	836	1,686	2,321
Investment related gains (losses), net	1,863	(2,032)	(10,236)	(12,354)
Claims & other policy benefits	--	--	--	--
Interest credited	--	--	--	--
Policy acquisition costs and other insurance expenses	--	--	--	--
Included in other comprehensive income	21,011	4,580	3,902	8,060
Purchases(1)	305,401	6,478	65,467	7,683
Sales(1)	(48,653)	(21,178)	(27,844)	--
Settlements(1)	(125,797)	(16,672)	(24,092)	(3,548)
Transfers into Level 3	80,302	30,159	45,984	76,955
Transfers out of Level 3	(132,512)	(103,807)	(89,933)	(110,697)
Balance December 31, 2011	$974,169	$81,655	$193,492	$115,976

Unrealized gains and losses recorded in earnings for the period relating to those Level 3 assets and liabilities that were still held at the end of the period

Included in earnings, net:
Investment income, net of related expenses	$162	$816	$1,595	$2,307
Investment related gains (losses), net	(1,223)	(594)	(5,058)	(12,366)
Claims & other policy benefits	--	--	--	--
Interest credited	--	--	--	--
Policy acquisition costs and other insurance expenses	--	--	--	--

For the year ended December 31, 2011 (continued):	Fixed maturity securities - available-for-sale
		Other foreign
	State	government,	Funds withheld
	and political	supranational and	at interest-
	subdivision	foreign government-	embedded
	securities	sponsored enterprises	derivative
Balance January 1, 2011	$6,983	$6,579	$(274,220)
Total gains/losses (realized/unrealized)
Included in earnings, net:
Investment income, net of related expenses	361	2	--
Investment related gains (losses), net	(15)	--	(87,236)
Claims & other policy benefits	--	--	--
Interest credited	--	--	--
Policy acquisition costs and other insurance expenses	--	--	--
Included in other comprehensive income	3,390	4	--
Purchases(1)	2,334	--	--
Sales(1)	--	--	--
Settlements(1)	(88)	--	--
Transfers into Level 3	48,469	20	--
Transfers out of Level 3	(51,061)	(6,605)	--
Balance December 31, 2011	$10,373	$--	$(361,456)

Unrealized gains and losses recorded in earnings for the period relating to those Level 3 assets and liabilities that were still held at the end of the period

Included in earnings, net:
Investment income, net of related expenses	$361	$(36)	$--
Investment related gains (losses), net	--	--	(87,236)
Claims & other policy benefits	--	--	--
Interest credited	--	--	--
Policy acquisition costs and other insurance expenses	--	--	--

For the year ended December 31, 2011 (continued):	Other invested		Reinsurance	Interest sensitive
	assets- non-	Other invested	ceded receivable-	contract liabilities
	redeemable	assets- other	embedded	embedded
	preferred stock	equity securities	derivative	derivative
Balance January 1, 2011	$420	$16,416	$75,430	$(721,485)
Total gains/losses (realized/unrealized)
Included in earnings, net:
Investment income, net of related expenses	--	--	--	--
Investment related gains (losses), net	--	3,504	--	(224,184)
Claims & other policy benefits	--	--	--	(2,230)
Interest credited	--	--	--	(88,255)
Policy acquisition costs and other insurance expenses	--	--	9,421	--
Included in other comprehensive income	--	(4,663)	--	--
Purchases(1)	--	797	6,201	(71,505)
Sales(1)	(420)	(4,565)	--	--
Settlements(1)	--	--	(86,107)	79,418
Transfers into Level 3	--	--	--	--
Transfers out of Level 3	--	--	--	--
Balance December 31, 2011	$--	$11,489	$4,945	$(1,028,241)

Unrealized gains and losses recorded in earnings for the period relating to those Level 3 assets and liabilities that were still held at the end of the period

Included in earnings, net:
Investment income, net of related expenses	$--	$--	$--	$--
Investment related gains (losses), net	--	--	--	(228,910)
Claims & other policy benefits	--	--	--	(2,346)
Interest credited	--	--	--	(167,673)
Policy acquisition costs and other insurance expenses	--	--	18,589	--

(1)	The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward.

For the year ended December 31, 2010:	Fixed maturity securities - available-for-sale
		Residential		Commercial
	Corporate	mortgage-backed	Asset-backed	mortgage-backed
	securities	securities	securities	securities
Balance January 1, 2010	$994,219	$144,457	$262,767	$329,559
Total gains/losses (realized/unrealized)
Included in earnings, net:
Investment income, net of related expenses	657	1,763	2,843	3,467
Investment related gains (losses), net	839	(7,479)	(7,494)	(6,369)
Claims & other policy benefits	--	--	--	--
Interest credited	--	--	--	--
Policy acquisition costs and other insurance expenses	--	--	--	--
Included in other comprehensive income	34,319	26,808	31,340	22,907
Purchases, issuances, sales and settlements(1)	71,695	(43,236)	(45,677)	37,476
Transfers into Level 3	126,133	102,939	78,880	73,653
Transfers out of Level 3	(355,683)	(41,961)	(94,101)	(313,137)
Balance December 31, 2010	$872,179	$183,291	$228,558	$147,556

Unrealized gains and losses recorded in earnings for the period relating to those Level 3 assets and liabilities that were still held at the end of the period

Included in earnings, net:
Investment income, net of related expenses	$548	$1,592	$2,731	$3,449
Investment related gains (losses), net	(594)	(4,637)	(4,052)	(6,563)
Claims & other policy benefits	--	--	--	--
Interest credited	--	--	--	--
Policy acquisition costs and other insurance expenses	--	--	--	--

For the year ended December 31, 2010 (continued):	Fixed maturity securities - available-for-sale
		Other foreign
	State	government,	Funds withheld
	and political	supranational and	at interest-
	subdivision	foreign government-	embedded	Short-term
	securities	sponsored enterprises	derivative	investments
Balance January 1, 2010	$12,080	$59,975	$(434,494)	$443
Total gains/losses (realized/unrealized)
Included in earnings, net:
Investment income, net of related expenses	118	2	--	--
Investment related gains (losses), net	(14)	(10)	160,274	--
Claims & other policy benefits	--	--	--	--
Interest credited	--	--	--	--
Policy acquisition costs and other insurance expenses	--	--	--	--
Included in other comprehensive income	961	304	--	--
Purchases, issuances, sales and settlements(1)	34,841	1,416	--	381
Transfers into Level 3	1,820	2,178	--	--
Transfers out of Level 3	(42,823)	(57,129)	--	(824)
Balance December 31, 2010	$6,983	$6,736	$(274,220)	$--

Unrealized gains and losses recorded in earnings for the period relating to those Level 3 assets and liabilities that were still held at the end of the period

Included in earnings, net:
Investment income, net of related expenses	$118	$6	$--	$--
Investment related gains (losses), net	--	--	160,274	--
Claims & other policy benefits	--	--	--	--
Interest credited	--	--	--	--
Policy acquisition costs and other insurance expenses	--	--	--	--

For the year ended December 31, 2010 (continued):	Other invested		Reinsurance	Interest sensitive
	assets- non-	Other invested	ceded receivable-	contract liabilities
	redeemable	assets- other	embedded	embedded
	preferred stock	equity securities	derivative	derivative
Balance January 1, 2010	$6,775	$10,436	$68,873	$(608,654)
Total gains/losses (realized/unrealized)
Included in earnings, net:
Investment income, net of related expenses	--	--	--	--
Investment related gains (losses), net	550	--	--	(28,786)
Claims & other policy benefits	--	--	--	(872)
Interest credited	--	--	--	(52,569)
Policy acquisition costs and other insurance expenses	--	--	7,621	--
Included in other comprehensive income	160	4,848	--	--
Purchases, issuances, sales and settlements(1)	(5,146)	1,132	(1,063)	(30,604)
Transfers into Level 3	--	--	--	--
Transfers out of Level 3	(1,919)	--	--	--
Balance December 31, 2010	$420	$16,416	$75,431	$(721,485)

Unrealized gains and losses recorded in earnings for the period relating to those Level 3 assets and liabilities that were still held at the end of the period

Included in earnings, net:
Investment income, net of related expenses	$(1)	$--	$--	$--
Investment related gains (losses), net	(32)	--	--	(28,786)
Claims & other policy benefits	--	--	--	(2,824)
Interest credited	--	--	--	(101,970)
Policy acquisition costs and other insurance expenses	--	--	7,621	--

(1)	The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward.